Accrued Expenses - Schedule of Accrued Expenses (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued compensation		$ 119,817	$ 128,135
Accrued rent			36,149
Accrued sales tax		6,298	37,484
Total accrued expenses	$ 299,000	$ 126,115	$ 201,768